Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account, less any franchise taxes. The Company’s formation and operating costs are generally considered start-up costs and are not currently deductible.

The income tax provision (benefit) for the year ended December 31, 2020 consists of the following:

	December 31, 2020	December 31, 2019
Current
Federal	$11,434	$—
State	—	—
Deferred
Federal	(101,676)	(483)
State	—	—
Valuation allowance	101,676	483
Income tax provision	11,434	—

The provision for income taxes was deemed to be de minimis for the period from November 1, 2019 (inception) through December 31, 2019.

The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Start-up/Organization costs	$101,676	$315
Net operating loss carryforwards	—	168
Total deferred tax assets	101,676	483
Valuation allowance	(101,676)	(483)
Deferred tax asset, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2020 and for the period from November 1, 2019 (inception) to December 31, 2019, the valuation allowance was $101,676 and $483, respectively.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax	$(1,748,979)	$(483)
Change in fair value of derivative warrant liabilities	(1,450,150)	—
Financing costs - derivative warrant liabilities	(2,503)	—
Change in valuation allowance	3,213,065	483
Income tax expense	$11,434	$—

There were no unrecognized tax benefits as of December 31, 2020, and 2019. No amounts were accrued for the payment of interest and penalties as of December 31, 2020, and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.